Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2020
Unpaid Loss and Loss Adjustment Expense
Policy acquisition costs deferred and amortized	The following table presents the policy acquisition costs deferred and amortized ($ in millions):

	December 31,
	2020	2019
Deferred Acquisition Costs
Balance, January 1	$1.8	$0.6
Add:
Premium taxes and other acquisition costs	5.8	3.2
Direct commissions	0.8	0.1
Less:
Amortization of net deferred acquisition costs	(4.9)	(2.1)
Balance, December 31	$3.5	$1.8

Other Insurance Expense
Amortization of net deferred acquisition costs	$4.9	$2.1
Period costs	9.5	7.5
Total other insurance expense	$14.4	$9.6